Interest and Finance Costs	12 Months Ended
Dec. 31, 2020
Interest and Finance Costs [Abstract]
Interest and Finance Costs

9.Interest and Finance Costs

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2020	2019	2018
Interest expense	$20,742	$27,963	$28,299
Interest income from bond repurchase	(579)	-	-
Amortization of financing costs	1,066	1,126	1,939
Loan expenses	285	343	268
Total	$21,514	$29,432	$30,506